TAXES ON INCOME (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Uncertain tax positions, beginning of year	$ 6,942	$ 4,659
Decreases in tax positions for prior years	(4,362)	(3,722)
Increases in tax positions for prior years	620	2,875
Increase in tax position for current year	1,486	3,130
Uncertain tax positions, end of year	$ 4,686	$ 6,942